Investments (Tables)	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Summaries of Available-for-sale Fixed Maturities
The following tables summarize the Company's available-for-sale fixed maturities and marketable equity securities. As of the Merger Date, the book value of the Company’s fixed maturity and marketable equity securities was increased to fair value, which resulted in the elimination of previously recorded unrealized gains and losses from AOCI and an overall net premium balance included in the new cost basis.

	As of December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$426.9	$0.2	$(4.9)	$422.2
State and political subdivisions	794.3	5.0	(6.9)	792.4
Corporate securities	23,223.8	768.9	(60.5)	23,932.2
Residential mortgage-backed securities	2,516.0	6.6	(49.8)	2,472.8
Commercial mortgage-backed securities	795.0	3.8	(3.1)	795.7
Collateralized loan obligations	1,128.1	18.5	—	1,146.6
Other debt obligations	715.1	9.8	(5.5)	719.4
Total fixed maturities	29,599.2	812.8	(130.7)	30,281.3
Marketable equity securities	611.4	150.7	(6.4)	755.7
Total	$30,210.6	$963.5	$(137.1)	$31,037.0

	As of December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$397.3	$0.4	$(5.6)	$392.1
State and political subdivisions	943.0	1.3	(13.5)	930.8
Corporate securities	21,497.2	423.5	(151.7)	21,769.0
Residential mortgage-backed securities	2,633.1	3.7	(52.2)	2,584.6
Commercial mortgage-backed securities	920.5	2.7	(6.4)	916.8
Collateralized loan obligations	1,198.7	18.7	(3.8)	1,213.6
Other debt obligations	507.7	4.2	(6.8)	505.1
Total fixed maturities	28,097.5	454.5	(240.0)	28,312.0
Marketable equity securities	642.7	81.9	(7.2)	717.4
Total	$28,740.2	$536.4	$(247.2)	$29,029.4
The following tables summarize the Company's available-for-sale fixed maturities:

	As of June 30, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government and agencies	$305.1	$0.7	$(8.5)	$297.3
State and political subdivisions	761.9	1.3	(16.3)	746.9
Corporate securities	24,165.4	278.4	(509.4)	23,934.4
Residential mortgage-backed securities	2,520.1	4.7	(98.6)	2,426.2
Commercial mortgage-backed securities	769.1	0.5	(14.0)	755.6
Collateralized loan obligations	1,099.4	8.8	(2.7)	1,105.5
Other debt obligations	865.7	6.8	(13.9)	858.6
Total	$30,486.7	$301.2	$(663.4)	$30,124.5

	As of December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government and agencies	$426.9	$0.2	$(4.9)	$422.2
State and political subdivisions	794.3	5.0	(6.9)	792.4
Corporate securities	23,223.8	768.9	(60.5)	23,932.2
Residential mortgage-backed securities	2,516.0	6.6	(49.8)	2,472.8
Commercial mortgage-backed securities	795.0	3.8	(3.1)	795.7
Collateralized loan obligations	1,128.1	18.5	—	1,146.6
Other debt obligations	715.1	9.8	(5.5)	719.4
Total	$29,599.2	$812.8	$(130.7)	$30,281.3

Schedules of Corporate Fixed Securities Portfolio by Sector and Mortgage Loans by Risk Category
The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of December 31, 2017		As of December 31, 2016
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$4,446.7	18.6%	$4,020.8	18.5%
Consumer discretionary	3,379.9	14.1	2,994.9	13.8
Utilities	3,088.8	12.9	2,466.4	11.3
Financial	2,826.1	11.8	2,281.5	10.5
Consumer staples	2,704.0	11.3	2,785.5	12.8
Health care	2,635.5	11.0	2,832.6	13.0
Other	4,851.2	20.3	4,387.3	20.1
Total	$23,932.2	100.0%	$21,769.0	100.0%
The following table sets forth the Company's mortgage loans by risk category:

	As of December 31, 2017		As of December 31, 2016
	Balance	%	Balance	%
Lower risk	$1,486.1	69.8%	$760.4	70.3%
Medium risk	486.3	22.8	261.9	24.2
Higher risk	157.6	7.4	59.2	5.5
Subtotal, excluding certain PGAAP loans	2,130.0	100.0	1,081.5	100.0
Lower risk	2,899.2	70.7	3,097.6	67.2
Medium risk	896.8	21.8	1,071.3	23.2
Higher risk	308.4	7.5	441.3	9.6
Subtotal, certain PGAAP loans (1)	4,104.4	100.0%	4,610.2	100.0%
Loans specifically evaluated for impairment (2)	4.8		—
Other (3)	2.0		0.5
Total	$6,241.2		$5,692.2
________________

(1)	Represents loans set to fair value on February 1, 2016 for which there are no indications of subsequent credit deterioration.

(2)	As of both December 31, 2017 and 2016, no reserve amounts were held for loans specifically evaluated for impairment.

(3)	Includes allowance for loan losses and deferred fees and costs.
The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of June 30, 2018		As of December 31, 2017
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$4,418.5	18.5%	$4,446.7	18.6%
Consumer discretionary	3,420.4	14.3	3,379.9	14.1
Utilities	3,109.2	13.0	3,088.8	12.9
Financial	2,864.5	12.0	2,826.1	11.8
Consumer staples	2,713.2	11.3	2,704.0	11.3
Health care	2,510.5	10.5	2,635.5	11.0
Other	4,898.1	20.4	4,851.2	20.3
Total	$23,934.4	100.0%	$23,932.2	100.0%
The following table sets forth the Company's mortgage loans by risk category:

	As of June 30, 2018		As of December 31, 2017
	Balance	%	Balance	%
Lower risk	$1,681.8	68.5%	$1,486.1	69.8%
Medium risk	507.8	20.7	486.3	22.8
Higher risk	265.7	10.8	157.6	7.4
Subtotal, excluding certain PGAAP loans	2,455.3	100.0	2,130.0	100.0
Lower risk	2,746.0	71.7	2,899.2	70.7
Medium risk	806.9	21.1	896.8	21.8
Higher risk	274.5	7.2	308.4	7.5
Subtotal, certain PGAAP loans (1)	3,827.4	100.0%	4,104.4	100.0%
Loans specifically evaluated for impairment (2)	—		4.8
Other (3)	2.3		2.0
Total	$6,285.0		$6,241.2
________________

(1)	Represents loans set to fair value on February 1, 2016 for which there are no indications of subsequent credit deterioration.

(2)	As of both June 30, 2018 and December 31, 2017, no reserve amounts were held for loans specifically evaluated for impairment.

(3)	Includes allowance for loan losses and deferred fees and costs.

Summaries of Marketable Securities
The following table provides additional information about equity investments held by the Company as of December 31, 2017:

	Cost or Amortized Cost	Fair Value	Amount as shown in Balance Sheet
Marketable Equity Securities:
Banks, trusts, and insurance companies	$431.9	$550.0	$550.0
Industrial, miscellaneous, and all other	146.6	173.1	173.1
Nonredeemable preferred stock	32.9	32.6	32.6
Total marketable equity securities	$611.4	$755.7	$755.7

Summary of Fair Value of Available-for-sale Securities in a Continuous Unrealized Loss Position
The following tables summarize gross unrealized losses and fair values of the Company's available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	As of December 31, 2017
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
U.S. government and agencies	$111.2	$(0.3)	4	$206.2	$(4.6)	30
State and political subdivisions	311.8	(2.8)	48	169.7	(4.1)	36
Corporate securities	4,963.8	(34.3)	396	1,257.7	(26.2)	82
Residential mortgage-backed securities	693.4	(7.7)	176	1,509.9	(42.1)	351
Commercial mortgage-backed securities	296.5	(1.4)	24	60.5	(1.7)	19
Collateralized loan obligations	10.0	—	1	—	—	—
Other debt obligations	218.0	(2.5)	32	109.3	(3.0)	13
Total fixed maturities	6,604.7	(49.0)	681	3,313.3	(81.7)	531
Marketable equity securities	34.8	(3.3)	153	40.7	(3.1)	9
Total	$6,639.5	$(52.3)	834	$3,354.0	$(84.8)	540

	As of December 31, 2016
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
U.S. government and agencies	$273.4	$(5.6)	41	$—	$—	—
State and political subdivisions	758.8	(13.5)	118	—	—	—
Corporate securities	8,282.2	(151.7)	546	—	—	—
Residential mortgage-backed securities	2,358.1	(52.2)	467	—	—	—
Commercial mortgage-backed securities	449.6	(6.4)	54	—	—	—
Collateralized loan obligations	384.2	(3.8)	27	—	—	—
Other debt obligations	388.6	(6.8)	48	—	—	—
Total fixed maturities	12,894.9	(240.0)	1,301	—	—	—
Marketable equity securities	95.0	(7.2)	36	—	—	—
Total	$12,989.9	$(247.2)	1,337	$—	$—	—
The following tables summarize gross unrealized losses and fair values of the Company's available-for-sale investments. The tables are aggregated by investment category and present separately securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	As of June 30, 2018
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
U.S. government and agencies	$33.5	$(1.0)	8	$189.1	$(7.5)	30
State and political subdivisions	510.4	(9.6)	74	165.5	(6.7)	38
Corporate securities	16,297.7	(437.2)	1,126	1,304.2	(72.2)	110
Residential mortgage-backed securities	797.9	(24.3)	186	1,476.3	(74.3)	392
Commercial mortgage-backed securities	591.8	(11.4)	50	51.3	(2.6)	18
Collateralized loan obligations	477.9	(2.7)	31	—	—	—
Other debt obligations	412.6	(10.0)	49	88.1	(3.9)	12
Total	$19,121.8	$(496.2)	1,524	$3,274.5	$(167.2)	600

	As of December 31, 2017
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
U.S. government and agencies	$111.2	$(0.3)	4	$206.2	$(4.6)	30
State and political subdivisions	311.8	(2.8)	48	169.7	(4.1)	36
Corporate securities	4,963.8	(34.3)	396	1,257.7	(26.2)	82
Residential mortgage-backed securities	693.4	(7.7)	176	1,509.9	(42.1)	351
Commercial mortgage-backed securities	296.5	(1.4)	24	60.5	(1.7)	19
Collateralized loan obligations	10.0	—	1	—	—	—
Other debt obligations	218.0	(2.5)	32	109.3	(3.0)	13
Total	$6,604.7	$(49.0)	681	$3,313.3	$(81.7)	531

Summary of Amortized Costs and Fair Values of Fixed Maturities
The following table summarizes the amortized costs and fair values of fixed maturities as of December 31, 2017, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$896.0	$895.9
Over one year through five years	8,179.0	8,275.6
Over five years through ten years	10,136.9	10,346.4
Over ten years	5,333.4	5,730.3
Total fixed maturities with contractual maturity dates	24,545.3	25,248.2
Residential mortgage-backed securities	2,516.0	2,472.8
Commercial mortgage-backed securities	795.0	795.7
Collateralized loan obligations	1,128.1	1,146.6
Other asset-backed securities	614.8	618.0
Total fixed maturities	$29,599.2	$30,281.3
The following table summarizes the amortized costs and fair values of fixed maturities as of June 30, 2018 by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$1,320.1	$1,317.4
Over one year through five years	8,186.3	8,112.6
Over five years through ten years	10,273.7	10,067.8
Over ten years	5,547.6	5,575.5
Total fixed maturities with contractual maturity dates	25,327.7	25,073.3
Residential mortgage-backed securities	2,520.1	2,426.2
Commercial mortgage-backed securities	769.1	755.6
Collateralized loan obligations	1,099.4	1,105.5
Other asset-backed securities	770.4	763.9
Total fixed maturities	$30,486.7	$30,124.5

Summary of Net Investment Income
The following table summarizes the Company's net investment income:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Fixed maturities	$1,055.8	$915.3	$95.5	$1,151.3
Marketable equity securities	17.9	19.4	0.3	18.1
Mortgage loans	239.9	195.1	21.3	247.6
Other (1)	9.9	7.1	(4.1)	(40.2)
Total investment income	1,323.5	1,136.9	113.0	1,376.8
Investment expenses	(39.4)	(35.6)	(3.3)	(37.4)
Net investment income	$1,284.1	$1,101.3	$109.7	$1,339.4
____________________

(1)	Predecessor Company income included net pass through activity from tax credit investments.
The following table summarizes the Company's net investment income:

	For the Six Months Ended June 30,
	2018	2017
Fixed maturities	$545.7	$529.7
Marketable equity securities	8.5	8.1
Mortgage loans	132.6	117.4
Other	6.0	4.5
Total investment income	692.8	659.7
Investment expenses	(21.5)	(19.1)
Net investment income	$671.3	$640.6

Summary of Net Realized Gains (Losses)
The following table summarizes the Company's net realized gains (losses):

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Fixed maturities:
Gross gains on sales	$23.1	$20.7	$2.4	$13.2
Gross losses on sales	(10.4)	(24.3)	(1.2)	(22.2)
Net impairment losses	(6.4)	(10.7)	(3.8)	(38.6)
Marketable equity securities, available-for-sale:
Gross gains on sales	29.9	4.7	—	10.4
Gross losses on sales	(3.3)	(4.2)	—	(3.1)
Investments in limited partnerships (1):
Tax credit investments	(54.9)	(47.1)	(0.6)	(40.9)
Net gains (losses) - FIA (2)	48.1	0.7	(4.2)	(16.1)
DAC and VOBA adjustment	(16.6)	3.7	(0.5)	7.2
Other (3)	(7.6)	(53.8)	3.5	(13.0)
Marketable equity securities, trading (4)	—	—	(22.5)	10.0
Net realized gains (losses)	$1.9	$(110.3)	$(26.9)	$(93.1)
____________________

(1)
Successor Company results reflect losses related to tax credit investments. Prior to the Merger, pass through activity from tax credit investments was recorded in net investment income. Historical periods have not been adjusted.

(2)
Includes changes of fair value of the FIA embedded derivative (VED) and related options, excluding options related to the Company's block of FIA business sold during the late 1990s. Also includes the impact of annual unlocking on the VED, which is further discussed in Note 7.

(3)
Includes net gains (losses) related to calls and redemptions, certain derivatives not designated for hedge accounting, commercial mortgage loans, and other instruments. For more information on net gain (losses) on derivatives not designated as hedges, refer to Note 6.

(4)
Predecessor Company results include net gains (losses) on changes in the fair value of trading securities held as of period end totaling $(22.7) and $4.0 for the one month ended January 31, 2016 and the year ended December 31, 2015, respectively.

The following table summarizes the Company's net realized gains (losses):

	For the Six Months Ended June 30,
	2018	2017
Fixed maturities:
Gross gains on sales	$5.1	$11.2
Gross losses on sales	(10.6)	(4.6)
Net impairment losses	(3.0)	(2.0)
Marketable equity securities (1)	(5.8)	24.4
Investments in limited partnerships (2):
Tax credit investments	(23.7)	(16.8)
Net gains (losses) - FIA (3)	14.1	—
DAC and VOBA adjustment	(7.2)	(1.1)
Other (4)	(27.7)	(15.4)
Net realized losses	$(58.8)	$(4.3)
____________________

(1)	Includes net gains on changes in the fair value of equity securities held, totaling $3.6 for the six months ended June 30, 2018.

(2)	Reflect losses related to tax credit investments.

(3)	Includes changes of fair value of the FIA embedded derivative (VED) and related options, excluding options related to the Company's block of FIA business sold during the late 1990s.

(4)
Includes net gains (losses) related to calls and redemptions, certain derivatives not designated for hedge accounting, commercial mortgage loans, and other instruments. For more information on net gain (losses) on derivatives not designated as hedges, refer to Note 6.

Summary of Write-Downs on Available-For-Sale Fixed Maturities
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	Successor Company				Predecessor Company
	For the Year Ended December 31, 2017		February 1 to December 31, 2016		January 1 to January 31, 2016		For the Year Ended December 31, 2015
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
U.S. Federal Government (1)	3.1	48.4	3.7	34.6	—	—	1.6	4.1
Telecommunication services	2.6	40.6	—	—	—	—	—	—
Health care	0.5	7.8	1.6	15.0	—	—	—	—
Financials	0.1	1.6	4.2	39.3	—	—	1.8	4.7
Energy	—	—	0.4	3.7	3.8	100.0	30.5	79.0
Other	0.1	1.6	0.8	7.4	—	—	4.7	12.2
Net impairment losses recognized in earnings	$6.4	100.0%	$10.7	100.0%	$3.8	100.0%	$38.6	100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.

Summary of Severity and Duration of Unrealized Losses On Available-For-Sale Fixed Maturities
The following table presents the severity and duration of the gross unrealized losses on the Company's underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of December 31, 2017			As of December 31, 2016
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
Underwater by 20% or more:
Less than 6 consecutive months	$5.2	$(1.7)	6	$1.9	$(0.6)	2
6 consecutive months or more	0.9	(0.8)	3	0.1	(0.3)	5
Total underwater by 20% or more	6.1	(2.5)	9	2.0	(0.9)	7
All other underwater fixed maturities	9,911.9	(128.2)	1,203	12,892.9	(239.1)	1,294
Total underwater fixed maturities	$9,918.0	$(130.7)	1,212	$12,894.9	$(240.0)	1,301
The following table presents the severity and duration of the gross unrealized losses on the Company's underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of June 30, 2018			As of December 31, 2017
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
Underwater by 20% or more:
Less than 6 consecutive months	$3.6	$(1.1)	6	$5.2	$(1.7)	6
6 consecutive months or more	1.7	(0.9)	5	0.9	(0.8)	3
Total underwater by 20% or more	5.3	(2.0)	11	6.1	(2.5)	9
All other underwater fixed maturities	22,391.0	(661.4)	2,103	9,911.9	(128.2)	1,203
Total underwater fixed maturities	$22,396.3	$(663.4)	2,114	$9,918.0	$(130.7)	1,212

Changes in the Amount of Credit-related OTTI Recognized in Earnings
Changes in the amount of credit-related OTTI recognized in net income where the portion related to other factors was recognized in other comprehensive income (OCI) were as follows:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of period	$4.4	$—	$27.7	$20.1
Increases recognized in the current period:
For which an OTTI was not previously recognized	0.2	4.1	—	8.3
For which an OTTI was previously recognized	—	0.9	—	7.8
Decreases attributable to:
Securities sold or paid down during the period	(0.8)	(0.6)	(0.4)	(7.4)
Previously recognized credit losses on securities impaired during the period due to a change in intent to sell (1)	—	—	—	(1.1)
Balance, end of period	$3.8	$4.4	$27.3	$27.7
____________________

(1)	Represents circumstances where the Company determined in the period that it intended to sell the security prior to recovery of its amortized cost.
Changes in the amount of credit-related OTTI recognized in net income when the portion related to other factors was recognized in other comprehensive income (loss) (OCI) were as follows:

	For the Six Months Ended June 30,
	2018	2017
Balance, beginning of period	$3.8	$4.4
Increases recognized in the current period:
For which an OTTI was not previously recognized	0.6	—
Decreases attributable to:
Securities sold or paid down during the period	(0.5)	(0.6)
Balance, end of period	$3.9	$3.8

Schedule of the Impact of Housing Investments on Net Income
The following table sets forth the impact of low-income housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Pass through activity	$(27.4)	$(24.0)	$(2.1)	$(30.6)
Write downs	(25.6)	(1.0)	(0.5)	(8.3)
Tax benefits	18.6	8.8	0.9	13.6
Tax credits, net	34.7	35.5	3.1	45.2
Impact to net income	$0.3	$19.3	$1.4	$19.9
The following table sets forth the impact of low-income housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

	For the Six Months Ended June 30,
	2018	2017
Pass through activity	$(13.1)	$(13.4)
Write downs	(10.3)	(2.0)
Tax benefits	4.9	5.4
Tax credits, net	20.2	15.9
Impact to net income	$1.7	$5.9